INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 10 – INTANGIBLE ASSETS

Our intangible assets are comprised of the costs incurred in pursuing provisional patent applications and applications for design mark and trademarks, which have presently not been approved or issued. The costs associated with our intangible assets are amortized on a straight-line basis over estimated useful lives of 15 years for patents and 10 years for design marks and trademarks once the applications are approved. Costs associated with applications that are not approved will be expensed in the period that the application is rejected or abandoned.

NOTE 9 – INTANGIBLE ASSETS

Our intangible assets are comprised of the costs incurred in pursuing provisional patent applications and applications for design mark and trademarks, which have presently not been approved or issued. The costs associated with our intangible assets are amortized on a straight-line basis over estimated useful lives of 15 years for patents and 10 years for design marks and trademarks, once the applications are approved. Costs associated with applications that are not approved will be expensed in the period that the application is rejected or abandoned.